Government Grants - Schedule of Government Grants (Details) - Grants [Member] - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Government Grants [Line Items]
At 1 January	$ 316,754	$ 1,535,229
Current assets	588,863	822,073
Non-current liabilities		(372,371)
Current liabilities	(410,611)	(132,948)
Total	178,252	316,754
Received during the year	(1,938,980)	(3,544,435)
Amount recognized in the statement of profit or loss	1,800,478	2,325,960
At 31 December	$ 178,252	$ 316,754